STOCK-BASED COMPENSATION (Share-Based Compensation Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PBF LLC [Member] | Series A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class Of Warrant Or Right, Warrants Exercised In Period	0	24,000
Options
Options, beginning balance	640,779	801,479	841,079
Exercised	(27,833)	(160,700)	(32,934)
Forfeited			(6,666)
Options, ending balance	612,946	640,779	801,479	841,079
Weighted Average Exercise Price
Weighted average exercise price, beginning balance	$ 10.59	$ 10.53	$ 10.52
Exercised	10.00	10.28	10.00
Forfeited			11.59
Weighted average exercise price, ending balance	$ 10.62	$ 10.59	$ 10.53	$ 10.52
Weighted average remaining contractual term, outstanding	4 years 5 months 20 days	5 years 5 months 15 days	6 years 4 months 28 days	7 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	612,946	640,779	753,985
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 10.62	$ 10.59	$ 10.41
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 5 months 20 days	5 years 5 months 15 days	5 years 5 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	612,946
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 10.62
Weighted average remaining contractual term, expected to vest	4 years 5 months 20 days
PBF Energy Inc. [Member]
Options
Options, beginning balance	4,256,375	2,401,875	1,320,000
Granted	1,792,000	1,899,500	1,135,000
Exercised	(11,250)	(30,000)	0
Forfeited	(66,500)	(15,000)	(53,125)
Options, ending balance	5,970,625	4,256,375	2,401,875	1,320,000
Weighted Average Exercise Price
Weighted average exercise price, beginning balance	$ 27.89	$ 25.97	$ 26.97
Granted	26.18	30.28	24.78
Exercised	25.86	25.79	0.00
Forfeited	28.74	26.38	25.44
Weighted average exercise price, ending balance	$ 27.37	$ 27.89	$ 25.97	$ 26.97
Weighted average remaining contractual term, outstanding	8 years 7 days	8 years 3 months 25 days	8 years 8 months 2 days	9 years 3 months 29 days
Weighted average remaining contractual term, granted	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,271,375	1,136,250	485,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 27.23	$ 26.22	$ 26.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 2 months 15 days	7 years 7 months 11 days	8 years 2 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	5,970,625
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 27.37
Weighted average remaining contractual term, expected to vest	8 years 7 days